Consolidated Statements of Changes in Shareholders Equity - USD ($)	Capital Stock [Member]	Obligation to issue shares [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 23,231,252	$ 131,527	$ 3,490,526	$ (19,288,072)	$ 7,565,233
Balance (Shares) at Dec. 31, 2017	46,911,752
Exercise of options	$ 3,763		(1,263)		2,500
Exercise of options (Shares)	8,334
Shares issued	$ 131,527	$ (131,527)
Shares issued (Shares)	250,000
Share-based expense			403,548		403,548
Net income (loss) for the year				194,453	194,453
Balance at Dec. 31, 2018	$ 23,366,542		3,892,811	(19,093,619)	8,165,734
Balance (Shares) at Dec. 31, 2018	47,170,086
Share-based expense			345,498		345,498
Net income (loss) for the year				3,334,043	3,334,043
Balance at Dec. 31, 2019	$ 23,366,542		4,238,309	(15,759,576)	11,845,275
Balance (Shares) at Dec. 31, 2019	47,170,086
Share-based expense			423,538		423,538
Net income (loss) for the year				(1,307,890)	(1,307,890)
Balance at Dec. 31, 2020	$ 23,366,542		$ 4,661,847	$ (17,067,466)	$ 10,960,923
Balance (Shares) at Dec. 31, 2020	47,170,086